Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure Of Disposal of Subsidiaries [Abstract]
Disclosure Of Loss Control Of Subsidiary [text block]
14.	Disposal of Subsidiaries

The Company disposed all its shareholdings in FGPC and TGPC to SSEC, an associate of the Company, in December 2017 with consideration amounting to $480,000 thousand in cash. The gain on disposal amounting to $76,331 thousand was recognized under other gains and losses in the consolidated statement of comprehensive income.

The carrying amounts of the assets and liabilities of the subsidiaries disposed of by the Company were as follows:

Amounts
(In thousands)
Cash and cash equivalents	$203,607
Accounts receivable and other receivables	4,513
Other current assets	38,649
Property, plant and equipment	260,828
Other assets	54,397
Payable for equipment	(71,076)
Accrued expense and other current liabilities	(3,062)
Long-term borrowings	(84,187)
Net assets disposed of	$403,669